Document and Entity Information	Feb. 28, 2020
Cover [Abstract]
Entity Registrant Name	EQUITY LIFESTYLE PROPERTIES INC
Amendment Flag	false
Entity Central Index Key	0000895417
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 28, 2020
Entity Incorporation State Country Code	MD
Entity File Number	1-11718
Entity Tax Identification Number	36-3857664
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	279-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	ELS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false